Real Estate (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Real Estate [Abstract]
Schedule of Accumulated Depreciation and Amortization Related to Consolidated Real Estate Properties and Related Intangibles

As of June 30, 2019 and December 31, 2018, accumulated depreciation and amortization related to the Company’s consolidated real estate properties was as follows:

	June 30, 2019
	Assets
	Land	Building and Improvements	Total Real Estate Held for Investment	Real Estate Under Development	Total Real Estate
Investments in real estate	$164,113,072	$1,421,049,714	$1,585,162,786	$2,576,467	$1,587,739,253
Less: Accumulated depreciation and amortization	—	(255,443,023)	(255,443,023)	—	(255,443,023)

Net investments in real estate and related lease intangibles	$164,113,072	$1,165,606,691	$1,329,719,763	$2,576,467	$1,332,296,230

	December 31, 2018
	Assets
	Land	Building and Improvements	Total Real Estate Held for Investment	Real Estate Under Development	Total Real Estate
Investments in real estate	$164,113,072	$1,411,198,832	$1,575,311,904	$—	$1,575,311,904
Less: Accumulated depreciation and amortization	—	(218,672,162)	(218,672,162)	—	(218,672,162)

Net investments in real estate and related lease intangibles	$164,113,072	$1,192,526,670	$1,356,639,742	$—	$1,356,639,742

As of December 31, 2018 and 2017, accumulated depreciation and amortization related to the Company’s consolidated real estate properties were as follows:

	December 31, 2018
	Assets
	Land	Building and Improvements	Total Real Estate
Investments in real estate	$164,113,072	$1,411,198,832	$1,575,311,904
Less: Accumulated depreciation and amortization	—	(218,672,162)	(218,672,162)

Net investments in real estate and related lease intangibles	$164,113,072	$1,192,526,670	$1,356,639,742

	December 31, 2017
	Assets
	Land	Building and Improvements	Total Real Estate
Investments in real estate	$164,113,072	$1,394,779,659	$1,558,892,731
Less: Accumulated depreciation and amortization	—	(147,726,630)	(147,726,630)

Net investments in real estate and related lease intangibles	$164,113,072	$1,247,053,029	$1,411,166,101

Schedule of Real Estate Under Development

During the six months ended June 30, 2019, the Company acquired the following land held for the development of apartment homes:

Development Name	Location	Purchase Date	Land Held for Development	Construction in Progress	Total Carrying Value
Victory Station	Murfreesboro, TN	5/30/2019	$2,469,183	$107,284	$2,576,467